Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	1,800,000,000	1,800,000,000
Ordinary shares, issued	573,285,824	739,048,544
Ordinary shares, outstanding	573,285,824	739,048,544